Retirement benefit obligations	6 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Note 7: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2026 £m	At 31 Dec 2025 £m

Defined benefit pension schemes:
Present value of funded obligations	(25,483)	(26,571)
Fair value of scheme assets	28,262	29,183
Net pension scheme asset	2,779	2,612
Other post-retirement schemes	(35)	(37)
Total amounts recognised in the balance sheet	2,744	2,575

Recognised on the balance sheet as:
Retirement benefit assets	2,860	2,695
Retirement benefit obligations	(116)	(120)
Total amounts recognised in the balance sheet	2,744	2,575
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2026	2,575
Income statement credit	15
Employer contributions	63
Remeasurement	91
Asset at 30 June 2026	2,744
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 7: Retirement benefit obligations (continued)
The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Defined benefit schemes	(15)	(15)	(22)
Defined contribution schemes	291	285	279
Total charge to the income statement	276	270	257
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2026%	At 31 Dec 2025%

Discount rate	6.03	5.57
Rate of inflation:
Retail Price Index (RPI)	2.77	2.65
Consumer Price Index (CPI)	2.33	2.13
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.61	2.52
In July 2024, the Court of Appeal handed down a judgment (Virgin Media Limited v NTL Pension Trustees Limited)
which potentially has implications for the validity of amendments made by pension schemes that were contracted out on a salary-related basis between 6 April 1997 and the abolition of contracting-out in 2016. The Pension
Schemes Act 2026 gives affected pension schemes the ability to retrospectively obtain written actuarial confirmation that historic benefit changes met the necessary standards. The Group has not made any allowance for the possible impact of the ruling as it is currently unclear whether any additional liabilities might arise, and if they were to arise, how they would be reliably measured. The Group is continuing to review scheme amendments to decide whether any subsequent actions are required and will continue to monitor developments.